Short-term Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Abstract]
Short-term borrowings, Amount	$ 57,175,000,000	$ 49,091,000,000	$ 55,401,000,000
Short Term Borrowings, Rate	0.17%	0.10%	0.19%
Short term Debt average daily balance, Amount	51,196,000,000	51,781,000,000	46,824,000,000
Short term Debt average daily balance, Rate	0.18%	0.18%	0.22%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Abstract]
Short-term borrowings, Amount	34,973,000,000	31,038,000,000	37,947,000,000
Short Term Borrowings, Rate	0.17%	0.05%	0.15%
Short term Debt average daily balance, Amount	32,092,000,000	34,388,000,000	30,494,000,000
Short term Debt average daily balance, Rate	0.12%	0.11%	0.18%
Maximum month-end balance, Amount	36,327,000,000	37,509,000,000	37,947,000,000
Commercial paper and other short term borrowings [Member]
Short-term Debt [Abstract]
Short-term borrowings, Amount	22,202,000,000	18,053,000,000	17,454,000,000
Short Term Borrowings, Rate	0.18%	0.19%	0.26%
Short term Debt average daily balance, Amount	19,104,000,000	17,393,000,000	16,330,000,000
Short term Debt average daily balance, Rate	0.28%	0.33%	0.31%
Maximum month-end balance, Amount	$ 22,202,000,000	$ 18,234,000,000	$ 17,646,000,000